Pay vs Performance Disclosure	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 07, 2022	Dec. 31, 2022	Dec. 31, 2024 USD ($) $ / shares Companies	Dec. 31, 2023 USD ($) $ / shares Companies	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The table below shows the following information for the past five fiscal years: (i) total compensation for our NEOs as set forth in the Summary Compensation Table (“SCT”), (ii) the “compensation actually paid” (“CAP”) to our PEOs and, on an average basis, our non-PEO NEOs (in each case, as determined under SEC rules), (iii) our total shareholder return (“TSR”), (iv) the TSR of our peer group (as set forth in our Compensation Discussion and Analysis), (v) our net income, and (vi) our financial performance measure for compensatory purposes, EPS.
PAY VERSUS PERFORMANCE TABLE
Year	SCT Total for PEO 1 ($)	SCT Total for PEO 2 ($)	CAP to PEO 1 ($)	CAP to PEO 2 ($)	Average SCT Total for Non- PEO NEOs ($)	Average CAP to Non-PEO NEOs ($)	Year-End Value of $100 Invested on 12/31/2019:		Net Income ($) (in thousands)	EPS ($)
							TSR ($)	Peer Group TSR ($)
	(a)	(b)	(c)	(c)	(d)	(c)(d)		(e)		(f)
2024	0	1,314,119	0	1,352,906	561,005	584,837	125.93	121.20	82,813	4.61
2023	0	1,137,008	0	1,132,396	551,053	568,935	135.13	141.16	78,004	4.36
2022	1,083,896	1,591,746	1,088,746	1,601,451	732,813	742,633	111.37	111.31	81,814	4.59
2021	1,853,539	-	1,895,857	-	756,261	783,671	101.72	152.38	87,939	4.94
2020	1,076,169	-	1,037,132	-	529,376	499,399	83.32	103.30	59,504	3.35
a)	Jean R. Hale, who served as Chairman and Chief Executive Officer until her retirement on February 7, 2022, is listed as PEO 1.
b)	Following Ms. Hale’s retirement, Mark A. Gooch became Chief Executive Officer, and as such, is listed as PEO 2 for years 2022, 2023, and 2024.
c)
SEC rules require certain adjustments be made to the SCT totals to determine CAP as reported in the Pay Versus Performance table.  CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.  In general, CAP is calculated as SCT total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date).  NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below.  Similarly, we had no awards that failed to meet vesting conditions.  The following table details these adjustments:

Year	Executives	SCT Total ($)	Subtract Stock Awards ($)	Add Year- End Equity Value ($)	Change in Value of Prior Equity Awards ($)	Add Change in Value of Vested Equity Awards ($)	Add Dividends Paid on Unvested Shares ($)	CAP ($)
2024	PEO 2	1,314,119	0	0	34,535	(3,514)	7,766	1,352,906
	Other NEOs	561,005	0	0	20,861	(1,608)	4,579	584,837
2023	PEO 2	1,137,008	153,796	150,221	(4,302)	(5,619)	8,884	1,132,396
	Other NEOs	551,053	40,028	59,233	(3,579)	(2,942)	5,198	568,935
2022	PEO 1	1,083,896	160,989	162,546	-	1,834	1,458	1,088,746
	PEO 2	1,591,746	98,622	99,576	2,932	655	5,162	1,601,451
	Other NEOs	732,813	52,687	53,196	2,557	2,802	3,952	742,633
2021	PEO 1	1,853,539	28,174	31,748	19,136	13,509	6,099	1,895,857
	Other NEOs	756,261	11,485	12,941	20,088	467	5,398	783,671
2020	PEO 1	1,076,169	64,996	53,945	(31,714)	(3,701)	7,429	1,037,132
	Other NEOs	529,376	54,372	45,127	(24,872)	(1,502)	5,641	499,399
d)
For 2020 and 2021, the non-PEO NEOs included Mark A. Gooch, Kevin J. Stumbo, James B. Draughn, and Larry W. Jones.  For 2022, Mr. Gooch was excluded from the non-PEO NEOs and Richard W. Newsom and Ricky D. Sparkman were added.  In 2023, Mr. Jones was excluded from the non-PEO NEOs due to his retirement in December 2022.

e)
CTBI periodically compares its executive pay and business performance, as well as the compensation of the Board, to a group of comparable, publicly traded financial institutions (“Peer Group”).  In establishing a Peer Group, CTBI seeks to include regional bank holding companies that are similar to CTBI in terms of assets, business lines, and geographic markets.  During 2024, the Committee worked with Pearl Meyer to review the Peer Group to ensure it continued to include organizations that were comparable to CTBI.  Based on this review, the Committee determined that it would be appropriate to add Capital City Bank Group Inc., First Mid Bancshares, Inc., Midland States Bancorp, Inc., and Independent Bank Corporation to the Peer Group and remove Capstar Financial Holdings, Inc., Carter Bankshares, Inc., and Horizon Bancorp, Inc.  These changes resulted in the Peer Group of twenty-one companies listed below.  The Committee believes the Peer Group provides a reasonable basis of comparison for CTBI due to their similar business lines and geographic locations, as well as their comparable size, reflected by total assets.  Following the Committee’s review and adjustment of the Peer Group, the median assets of the Peer Group were $6.2 billion, compared to CTBI’s assets of approximately $6.2 billion.  The companies included in the Peer Group ranged in asset size from $3.2 billion to $9.2 billion at the time of the review.

Bank	Ticker	Bank	Ticker
Capital City Bank Group, Inc.	CCBG	Mercantile Bank Corporation	MBWM
City Holding Company	CHCO	Midland States Bancorp, Inc.	MSBI
Farmers National Banc Corp.	FMNB	Nicolet Bankshares, Inc.	NIC
First Community Bancshares, Inc.	FCBC	Peoples Bancorp Inc.	PEBO
First Financial Corporation	THFF	QCR Holdings, Inc.	QCRH
First Mid Bancshares, Inc.	FMBH	Republic Bancorp, Inc.	RBCA.A
German American Bancorp, Inc.	GABC	SmartFinancial, Inc.	SMBK
Great Southern Bancorp, Inc.	GSBC	Stock Yards Bancorp, Inc.	SYBT
HomeTrust Bancshares, Inc.	HTBI	Univest Financial Corporation	UVSP
Independent Bank Corporation	IBCP	Wilson Bank Holding Company	WBHC
Lakeland Financial Corporation	LKFN
The Peer Group used to establish executive compensation for 2023 consisted of twenty-one companies with median assets of $6.1 billion, compared to CTBI’s assets at that time of approximately $5.4 billion.  The companies included in the Peer Group ranged in asset size from $3.1 billion to $10.5 billion and are listed below:
Bank	Ticker	Bank	Ticker
American National Bankshares, Inc.	AMNB	Horizon Bancorp, Inc.	HBNC
CapStar Financial Holdings, Inc.	CSTR	Lakeland Financial Corporation	LKFN
Carter Bancshares, Inc.	CARE	Mercantile Bank Corporation	MBWM
City Holding Company	CHCO	Nicolet Bankshares, Inc.	NIC
Farmers National Banc Corp.	FMNB	Peoples Bancorp, Inc.	PEBO
First Bancorp	FBNC	QCR Holdings, Inc.	QCRH
First Community Bancshares, Inc.	FCBC	Republic Bancorp, Inc.	RBCAA
First Financial Corporation	THFF	SmartFinancial, Inc.	SMBK
German American Bancorp, Inc.	GABC	Stock Yards Bancorp, Inc.	SYBT
Great Southern Bancorp, Inc.	GSBC	Univest Financial Corporation	UVSP
Home Trust Bancshares, Inc.	HTBI
Below is a comparison of our TSR for 2024 to the current Peer Group as well as the prior Peer Group for 2023:
	Year-End Value of $100 Invested on 12/31/2019:
Year	TSR ($)	Current Peer Group TSR ($)	Prior Peer Group TSR ($)
2024	125.93	121.20	120.35
(f)
CTBI has selected GAAP basic earnings per share as the most important financial performance measure (that is not otherwise disclosed in the Pay Versus Performance Table above) used by CTBI to link compensation actually paid to CTBI’s NEOs for 2024 to CTBI’s performance.

Company Selected Measure Name			GAAP basic earnings per share
Named Executive Officers, Footnote
a)	Jean R. Hale, who served as Chairman and Chief Executive Officer until her retirement on February 7, 2022, is listed as PEO 1.
b)	Following Ms. Hale’s retirement, Mark A. Gooch became Chief Executive Officer, and as such, is listed as PEO 2 for years 2022, 2023, and 2024.
d)
For 2020 and 2021, the non-PEO NEOs included Mark A. Gooch, Kevin J. Stumbo, James B. Draughn, and Larry W. Jones.  For 2022, Mr. Gooch was excluded from the non-PEO NEOs and Richard W. Newsom and Ricky D. Sparkman were added.  In 2023, Mr. Jones was excluded from the non-PEO NEOs due to his retirement in December 2022.

Peer Group Issuers, Footnote
e)
CTBI periodically compares its executive pay and business performance, as well as the compensation of the Board, to a group of comparable, publicly traded financial institutions (“Peer Group”).  In establishing a Peer Group, CTBI seeks to include regional bank holding companies that are similar to CTBI in terms of assets, business lines, and geographic markets.  During 2024, the Committee worked with Pearl Meyer to review the Peer Group to ensure it continued to include organizations that were comparable to CTBI.  Based on this review, the Committee determined that it would be appropriate to add Capital City Bank Group Inc., First Mid Bancshares, Inc., Midland States Bancorp, Inc., and Independent Bank Corporation to the Peer Group and remove Capstar Financial Holdings, Inc., Carter Bankshares, Inc., and Horizon Bancorp, Inc.  These changes resulted in the Peer Group of twenty-one companies listed below.  The Committee believes the Peer Group provides a reasonable basis of comparison for CTBI due to their similar business lines and geographic locations, as well as their comparable size, reflected by total assets.  Following the Committee’s review and adjustment of the Peer Group, the median assets of the Peer Group were $6.2 billion, compared to CTBI’s assets of approximately $6.2 billion.  The companies included in the Peer Group ranged in asset size from $3.2 billion to $9.2 billion at the time of the review.

Bank	Ticker	Bank	Ticker
Capital City Bank Group, Inc.	CCBG	Mercantile Bank Corporation	MBWM
City Holding Company	CHCO	Midland States Bancorp, Inc.	MSBI
Farmers National Banc Corp.	FMNB	Nicolet Bankshares, Inc.	NIC
First Community Bancshares, Inc.	FCBC	Peoples Bancorp Inc.	PEBO
First Financial Corporation	THFF	QCR Holdings, Inc.	QCRH
First Mid Bancshares, Inc.	FMBH	Republic Bancorp, Inc.	RBCA.A
German American Bancorp, Inc.	GABC	SmartFinancial, Inc.	SMBK
Great Southern Bancorp, Inc.	GSBC	Stock Yards Bancorp, Inc.	SYBT
HomeTrust Bancshares, Inc.	HTBI	Univest Financial Corporation	UVSP
Independent Bank Corporation	IBCP	Wilson Bank Holding Company	WBHC
Lakeland Financial Corporation	LKFN
The Peer Group used to establish executive compensation for 2023 consisted of twenty-one companies with median assets of $6.1 billion, compared to CTBI’s assets at that time of approximately $5.4 billion.  The companies included in the Peer Group ranged in asset size from $3.1 billion to $10.5 billion and are listed below:
Bank	Ticker	Bank	Ticker
American National Bankshares, Inc.	AMNB	Horizon Bancorp, Inc.	HBNC
CapStar Financial Holdings, Inc.	CSTR	Lakeland Financial Corporation	LKFN
Carter Bancshares, Inc.	CARE	Mercantile Bank Corporation	MBWM
City Holding Company	CHCO	Nicolet Bankshares, Inc.	NIC
Farmers National Banc Corp.	FMNB	Peoples Bancorp, Inc.	PEBO
First Bancorp	FBNC	QCR Holdings, Inc.	QCRH
First Community Bancshares, Inc.	FCBC	Republic Bancorp, Inc.	RBCAA
First Financial Corporation	THFF	SmartFinancial, Inc.	SMBK
German American Bancorp, Inc.	GABC	Stock Yards Bancorp, Inc.	SYBT
Great Southern Bancorp, Inc.	GSBC	Univest Financial Corporation	UVSP
Home Trust Bancshares, Inc.	HTBI
Below is a comparison of our TSR for 2024 to the current Peer Group as well as the prior Peer Group for 2023:
	Year-End Value of $100 Invested on 12/31/2019:
Year	TSR ($)	Current Peer Group TSR ($)	Prior Peer Group TSR ($)
2024	125.93	121.20	120.35

Changed Peer Group, Footnote
e)
CTBI periodically compares its executive pay and business performance, as well as the compensation of the Board, to a group of comparable, publicly traded financial institutions (“Peer Group”).  In establishing a Peer Group, CTBI seeks to include regional bank holding companies that are similar to CTBI in terms of assets, business lines, and geographic markets.  During 2024, the Committee worked with Pearl Meyer to review the Peer Group to ensure it continued to include organizations that were comparable to CTBI.  Based on this review, the Committee determined that it would be appropriate to add Capital City Bank Group Inc., First Mid Bancshares, Inc., Midland States Bancorp, Inc., and Independent Bank Corporation to the Peer Group and remove Capstar Financial Holdings, Inc., Carter Bankshares, Inc., and Horizon Bancorp, Inc.  These changes resulted in the Peer Group of twenty-one companies listed below.  The Committee believes the Peer Group provides a reasonable basis of comparison for CTBI due to their similar business lines and geographic locations, as well as their comparable size, reflected by total assets.  Following the Committee’s review and adjustment of the Peer Group, the median assets of the Peer Group were $6.2 billion, compared to CTBI’s assets of approximately $6.2 billion.  The companies included in the Peer Group ranged in asset size from $3.2 billion to $9.2 billion at the time of the review.

Bank	Ticker	Bank	Ticker
Capital City Bank Group, Inc.	CCBG	Mercantile Bank Corporation	MBWM
City Holding Company	CHCO	Midland States Bancorp, Inc.	MSBI
Farmers National Banc Corp.	FMNB	Nicolet Bankshares, Inc.	NIC
First Community Bancshares, Inc.	FCBC	Peoples Bancorp Inc.	PEBO
First Financial Corporation	THFF	QCR Holdings, Inc.	QCRH
First Mid Bancshares, Inc.	FMBH	Republic Bancorp, Inc.	RBCA.A
German American Bancorp, Inc.	GABC	SmartFinancial, Inc.	SMBK
Great Southern Bancorp, Inc.	GSBC	Stock Yards Bancorp, Inc.	SYBT
HomeTrust Bancshares, Inc.	HTBI	Univest Financial Corporation	UVSP
Independent Bank Corporation	IBCP	Wilson Bank Holding Company	WBHC
Lakeland Financial Corporation	LKFN
The Peer Group used to establish executive compensation for 2023 consisted of twenty-one companies with median assets of $6.1 billion, compared to CTBI’s assets at that time of approximately $5.4 billion.  The companies included in the Peer Group ranged in asset size from $3.1 billion to $10.5 billion and are listed below:
Bank	Ticker	Bank	Ticker
American National Bankshares, Inc.	AMNB	Horizon Bancorp, Inc.	HBNC
CapStar Financial Holdings, Inc.	CSTR	Lakeland Financial Corporation	LKFN
Carter Bancshares, Inc.	CARE	Mercantile Bank Corporation	MBWM
City Holding Company	CHCO	Nicolet Bankshares, Inc.	NIC
Farmers National Banc Corp.	FMNB	Peoples Bancorp, Inc.	PEBO
First Bancorp	FBNC	QCR Holdings, Inc.	QCRH
First Community Bancshares, Inc.	FCBC	Republic Bancorp, Inc.	RBCAA
First Financial Corporation	THFF	SmartFinancial, Inc.	SMBK
German American Bancorp, Inc.	GABC	Stock Yards Bancorp, Inc.	SYBT
Great Southern Bancorp, Inc.	GSBC	Univest Financial Corporation	UVSP
Home Trust Bancshares, Inc.	HTBI
Below is a comparison of our TSR for 2024 to the current Peer Group as well as the prior Peer Group for 2023:
	Year-End Value of $100 Invested on 12/31/2019:
Year	TSR ($)	Current Peer Group TSR ($)	Prior Peer Group TSR ($)
2024	125.93	121.20	120.35

Adjustment To PEO Compensation, Footnote
c)
SEC rules require certain adjustments be made to the SCT totals to determine CAP as reported in the Pay Versus Performance table.  CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.  In general, CAP is calculated as SCT total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date).  NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below.  Similarly, we had no awards that failed to meet vesting conditions.  The following table details these adjustments:

Year	Executives	SCT Total ($)	Subtract Stock Awards ($)	Add Year- End Equity Value ($)	Change in Value of Prior Equity Awards ($)	Add Change in Value of Vested Equity Awards ($)	Add Dividends Paid on Unvested Shares ($)	CAP ($)
2024	PEO 2	1,314,119	0	0	34,535	(3,514)	7,766	1,352,906
	Other NEOs	561,005	0	0	20,861	(1,608)	4,579	584,837
2023	PEO 2	1,137,008	153,796	150,221	(4,302)	(5,619)	8,884	1,132,396
	Other NEOs	551,053	40,028	59,233	(3,579)	(2,942)	5,198	568,935
2022	PEO 1	1,083,896	160,989	162,546	-	1,834	1,458	1,088,746
	PEO 2	1,591,746	98,622	99,576	2,932	655	5,162	1,601,451
	Other NEOs	732,813	52,687	53,196	2,557	2,802	3,952	742,633
2021	PEO 1	1,853,539	28,174	31,748	19,136	13,509	6,099	1,895,857
	Other NEOs	756,261	11,485	12,941	20,088	467	5,398	783,671
2020	PEO 1	1,076,169	64,996	53,945	(31,714)	(3,701)	7,429	1,037,132
	Other NEOs	529,376	54,372	45,127	(24,872)	(1,502)	5,641	499,399

Non-PEO NEO Average Total Compensation Amount			$ 561,005	$ 551,053	$ 732,813	$ 756,261	$ 529,376
Non-PEO NEO Average Compensation Actually Paid Amount			$ 584,837	568,935	742,633	783,671	499,399
Adjustment to Non-PEO NEO Compensation Footnote
c)
SEC rules require certain adjustments be made to the SCT totals to determine CAP as reported in the Pay Versus Performance table.  CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.  In general, CAP is calculated as SCT total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date).  NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below.  Similarly, we had no awards that failed to meet vesting conditions.  The following table details these adjustments:

Year	Executives	SCT Total ($)	Subtract Stock Awards ($)	Add Year- End Equity Value ($)	Change in Value of Prior Equity Awards ($)	Add Change in Value of Vested Equity Awards ($)	Add Dividends Paid on Unvested Shares ($)	CAP ($)
2024	PEO 2	1,314,119	0	0	34,535	(3,514)	7,766	1,352,906
	Other NEOs	561,005	0	0	20,861	(1,608)	4,579	584,837
2023	PEO 2	1,137,008	153,796	150,221	(4,302)	(5,619)	8,884	1,132,396
	Other NEOs	551,053	40,028	59,233	(3,579)	(2,942)	5,198	568,935
2022	PEO 1	1,083,896	160,989	162,546	-	1,834	1,458	1,088,746
	PEO 2	1,591,746	98,622	99,576	2,932	655	5,162	1,601,451
	Other NEOs	732,813	52,687	53,196	2,557	2,802	3,952	742,633
2021	PEO 1	1,853,539	28,174	31,748	19,136	13,509	6,099	1,895,857
	Other NEOs	756,261	11,485	12,941	20,088	467	5,398	783,671
2020	PEO 1	1,076,169	64,996	53,945	(31,714)	(3,701)	7,429	1,037,132
	Other NEOs	529,376	54,372	45,127	(24,872)	(1,502)	5,641	499,399

Compensation Actually Paid vs. Total Shareholder Return			CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income			CAP and CTBI Net Income
Compensation Actually Paid vs. Company Selected Measure			CAP and Earnings Per Share
Total Shareholder Return Vs Peer Group			CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Tabular List, Table
Tabular List of Financial Performance Measures
Pursuant to the requirements of Item 402(v) of the SEC’s Regulation S-K, we provide the following list of the three most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules) to our NEOs to CTBI’s performance in 2024.  Please refer to the section entitled “Annual Incentive Plan” in our Compensation Discussion and Analysis (“CD&A”) for more information.
Pay Versus
Measure 1	Net Income
Measure 2	EPS
Measure 3	ROAA

Total Shareholder Return Amount			$ 125.93	135.13	111.37	101.72	83.32
Peer Group Total Shareholder Return Amount			121.2	141.16	111.31	152.38	103.3
Net Income (Loss)			$ 82,813,000	$ 78,004,000	$ 81,814,000	$ 87,939,000	$ 59,504,000
Company Selected Measure Amount | $ / shares			4.61	4.36	4.59	4.94	3.35
PEO Name	Jean R. Hale	Mark A. Gooch	Mark A. Gooch	Mark A. Gooch		Jean R. Hale	Jean R. Hale
Number of Companies Included in Peer Group | Companies			21	21
Assets of Peer Group, Median			$ 6,200,000,000	$ 6,100,000,000
Assets			6,200,000,000	5,400,000,000
Assets of Peer Group, Minimum			3,200,000,000	3,100,000,000
Assets of Peer Group, Maximum			9,200,000,000	10,500,000,000
Prior Peer Group Total Shareholder Return Amount			$ 120.35
Measure:: 1
Pay vs Performance Disclosure
Name			Net Income
Measure:: 2
Pay vs Performance Disclosure
Name			EPS
Measure:: 3
Pay vs Performance Disclosure
Name			ROAA
Jean R Hale [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	0	$ 1,083,896	$ 1,853,539	$ 1,076,169
PEO Actually Paid Compensation Amount			0	0	1,088,746	1,895,857	1,037,132
Mark A Gooch [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,314,119	1,137,008	1,591,746	0	0
PEO Actually Paid Compensation Amount			1,352,906	1,132,396	1,601,451	0	0
PEO | Jean R Hale [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(160,989)	(28,174)	(64,996)
PEO | Jean R Hale [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					162,546	31,748	53,945
PEO | Jean R Hale [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	19,136	(31,714)
PEO | Jean R Hale [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,834	13,509	(3,701)
PEO | Jean R Hale [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,458	6,099	7,429
PEO | Mark A Gooch [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(153,796)	(98,622)
PEO | Mark A Gooch [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	150,221	99,576
PEO | Mark A Gooch [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			34,535	(4,302)	2,932
PEO | Mark A Gooch [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,514)	(5,619)	655
PEO | Mark A Gooch [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,766	8,884	5,162
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(40,028)	(52,687)	(11,485)	(54,372)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	59,233	53,196	12,941	45,127
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			20,861	(3,579)	2,557	20,088	(24,872)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,608)	(2,942)	2,802	467	(1,502)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 4,579	$ 5,198	$ 3,952	$ 5,398	$ 5,641